income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ (503)	$ (55)	$ (450)	$ 46
Adjustments recognized in the current period for income taxes of prior periods	(15)	(18)	(15)	(23)
Pillar Two global minimum tax	1		1	1
Impairment of intangible assets and goodwill	229	107	229	107
Write down of deferred tax asset	89		89
(Non-taxable) non-deductible amounts, net	(5)	4	(12)	3
Withholding and other taxes	5	10	13	19
Losses not recognized	38	2	39	3
Foreign tax differential	(1)	(2)	(1)	(3)
Other		(1)		1
Income tax expense (recovery) per Consolidated statements of income and other comprehensive income	$ (162)	$ 47	$ (107)	$ 154
Reconciliation of effective tax rate (as a percent)
Income taxes computed at applicable statutory rates (as a percent)	25.30%	27.80%	25.10%	21.90%
Adjustments recognized in the current period for income taxes of prior periods (as a percent)	0.80%	9.10%	0.80%	(11.00%)
Pillar Two global minimum tax (as a percent)	(0.10%)		(0.10%)	0.50%
Impairment of intangible assets and goodwill (as a percent)	(11.60%)	(53.90%)	(12.80%)	51.00%
Write down of deferred tax asset (as a percent)	(4.50%)		(5.00%)
(Non-taxable) non-deductible amounts, net (as a percent)	0.30%	(2.00%)	0.70%	1.40%
Withholding and other taxes (as a percent)	(0.30%)	(5.10%)	(0.70%)	9.00%
Losses not recognized (as a percent)	(1.90%)	(1.00%)	(2.10%)	1.40%
Foreign tax differential (as a percent)	0.10%	1.00%	0.10%	(1.40%)
Other (as a percent)		0.40%		0.50%
Income tax expense (recovery) per Consolidated statements of income and other comprehensive income (as a percent)	8.10%	(23.70%)	6.00%	73.30%